State Street GE RSP Income Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 93.4% †

U.S. Treasuries – 14.7%
U.S. Treasury Bonds
1.25%	05/15/50	$1,176,000	$1,130,063
2.25%	08/15/46	14,668,000	17,393,039	(a)
3.00%	08/15/48	32,000,000	44,005,000	(a)
3.75%	08/15/41	4,694,300	6,915,291
4.50%	08/15/39	719,000	1,144,558	(a)
U.S. Treasury Notes
0.50%	03/15/23	11,398,000	11,499,513	(a)
1.13%	06/30/21	4,362,000	4,403,405
1.63%	12/15/22 - 02/15/26	65,882,600	70,191,450	(a)
1.88%	12/15/20	74,871,900	75,459,761	(a)
2.50%	01/31/24	54,898,600	59,393,423	(a)
2.63%	02/15/29	11,129,000	13,041,797	(a)
			304,577,300

Agency Mortgage Backed – 26.3%
Federal Home Loan Mortgage Corp.
3.00%	04/01/43 - 05/01/50	138,301,863	149,063,407	(a)
4.05%	09/25/28	2,313,000	2,805,146	(a,b)
4.50%	06/01/33 - 02/01/35	71,312	77,914	(a)
5.00%	07/01/35	541,058	622,967	(a)
5.50%	01/01/38 - 04/01/39	984,172	1,141,353	(a)
6.00%	06/01/33 - 11/01/37	2,084,791	2,455,568	(a)
6.50%	07/01/29	14,950	16,297	(a)
7.00%	01/01/27 - 08/01/36	449,370	541,422	(a)
7.50%	01/01/28 - 09/01/33	32,790	36,889	(a)
8.00%	11/01/30	2,746	3,175	(a)
8.50%	04/01/30	5,938	7,696	(a)
Federal National Mortgage Assoc.
3.50%	08/01/45 - 07/01/47	24,788,088	26,857,530	(a)
3.50%	01/01/48	17,910,882	18,902,050
4.00%	01/01/41 - 01/01/50	36,352,635	39,461,782	(a)
4.50%	08/01/20 - 12/01/48	24,073,221	26,523,993	(a)
5.00%	03/01/34 - 05/01/39	1,674,344	1,919,477	(a)
5.50%	07/01/20 - 01/01/39	5,593,038	6,544,308	(a)
6.00%	03/01/21 - 05/01/41	9,663,945	11,391,303	(a)
6.50%	05/01/21 - 08/01/36	330,427	374,622	(a)
7.00%	10/01/32 - 02/01/34	41,202	46,590	(a)
7.50%	11/01/22 - 03/01/33	197,478	226,804	(a)
8.00%	06/01/24 - 10/01/31	73,978	81,854	(a)
8.50%	04/01/30	15,531	18,882	(a)
9.00%	06/01/21 - 12/01/22	5,857	6,021	(a)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	16,105	16,592	(a,b)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.82%	09/25/46	23,008,004	5,477,571	(a,b,c)
Federal National Mortgage Assoc. TBA
2.00%	TBA	31,075,000	32,147,087	(d)
4.00%	TBA	21,637,000	22,927,647	(d)
Government National Mortgage Assoc.
3.00%	12/20/42	36,835,726	39,527,321	(a)
3.00%	05/20/45 - 02/20/47	82,197,519	87,380,357
3.50%	08/20/48	22,139,319	23,510,314
4.00%	01/20/41 - 04/20/43	10,634,021	11,741,207	(a)
4.50%	08/15/33 - 03/20/41	4,201,990	4,715,425	(a)
5.00%	08/15/33	216,459	245,650	(a)
6.00%	04/15/27 - 09/15/36	674,787	787,476	(a)
6.50%	01/15/24 - 09/15/36	473,720	532,027	(a)
7.00%	03/15/26 - 10/15/36	303,589	347,071	(a)
7.50%	11/15/22 - 11/15/31	102,115	109,454	(a)
8.00%	12/15/29 - 05/15/30	1,152	1,302	(a)
9.00%	12/15/21	1,693	1,723	(a)
Government National Mortgage Assoc. 1.50% + 1 year CMT
3.00%	01/20/24 - 03/20/24	1,075	1,092	(a,b)
3.13%	11/20/21 - 10/20/25	4,653	4,716	(a,b)
3.25%	08/20/23 - 09/20/24	1,640	1,657	(a,b)
3.88%	04/20/24	883	896	(a,b)
Government National Mortgage Assoc.
2.50%	TBA	24,525,000	25,811,827	(d)
			544,415,462

		Principal Amount	Fair Value

Agency Collateralized Mortgage Obligations – 1.5%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	$4,836,191	$14,291	(a,b,c)
2.43%	08/25/29	12,078,000	13,356,800	(a)
2.51%	07/25/29	6,504,000	7,240,350	(a)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/30	1,060,741	50,364	(a,c)
5.50%	06/15/33	188,319	35,764	(a,c)
7.50%	07/15/27	7,852	1,409	(a,c)
Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR
5.97%	10/15/42	19,364,787	3,628,329	(a,b,c)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.42%	08/15/25	359,926	13,630	(a,b,c)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	5,248	5,013	(a,e,f)
8.00%	02/01/23 - 07/01/24	13,008	1,349	(a,c)
Federal National Mortgage Assoc. REMIC
1.11%	12/25/42	692,751	26,912	(a,b,c)
5.00%	02/25/40 - 09/25/40	634,031	76,361	(a,c)
8.00%	05/25/22	5	43	(a,c)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.82%	07/25/38	236,701	45,615	(a,b,c)
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.37%	11/25/41	27,332,902	7,096,187	(a,b,c)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	179,043	167,078	(a,e,f)
4.50%	08/25/35 - 01/25/36	443,331	63,580	(a,c)
5.00%	03/25/38 - 05/25/38	248,998	43,454	(a,c)
5.50%	12/25/33	70,292	12,677	(a,c)
6.00%	01/25/35	272,708	58,146	(a,c)
7.50%	11/25/23	38,098	3,117	(a,c)
8.00%	08/25/23 - 07/25/24	25,156	2,943	(a,c)
8.50%	07/25/22	3,872	183	(a,c)
9.00%	05/25/22	2,612	102	(a,c)
Government National Mortgage Assoc. REMIC
4.50%	05/20/38	39,517	—	(a,c,**)
4.50%	08/16/39	235,361	2,641	(a,c)
			31,946,338

Asset Backed – 2.9%
Ally Auto Receivables Trust
2.35%	06/15/22	835,694	841,180	(a)
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	234,733	235,866	(a)
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	5,865,000	6,063,626	(a)
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	2,965,000	3,018,647	(a,g)
CarMax Auto Owner Trust
3.13%	06/15/23	1,700,360	1,736,907	(a)
Chase Funding Trust 2004-1
4.99%	11/25/33	525,881	525,881	(a,h)
Enterprise Fleet Financing 2019-1 LLC
3.07%	10/20/24	4,214,000	4,387,215	(a,g)
Ford Credit Auto Owner Trust 2020-B
0.56%	10/15/24	8,079,000	8,091,387
GMF Floorplan Owner Revolving Trust 0.32% + 1 month USD LIBOR
0.50%	09/15/22	4,467,000	4,464,995	(a,b,g)
Hyundai Auto Lease Securitization Trust 2018-A
2.89%	03/15/22	5,855,000	5,890,509	(a,g)
Irwin Home Equity Loan Trust 2006-2 0.30% + 1 month USD LIBOR
0.48%	02/25/36	16,156	15,826	(a,b,g)
Nissan Auto Lease Trust 2019-A
2.76%	03/15/22	3,390,000	3,442,863	(a)
Nissan Auto Lease Trust 2020-A
1.80%	05/16/22	2,763,000	2,784,886	(a)
Santander Retail Auto Lease Trust 2019-B
2.30%	01/20/23	7,900,000	8,076,559	(a,g)

State Street GE RSP Income Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	$1,400,000	$1,435,277	(a,g)
Trillium Credit Card Trust II
3.04%	01/26/24	8,211,000	8,320,355	(a,g)
			59,331,979

Corporate Notes – 42.0%
3M Co.
3.13%	09/19/46	1,208,000	1,303,444	(a)
Abbott Laboratories
3.75%	11/30/26	569,000	662,009	(a)
4.90%	11/30/46	497,000	711,217	(a)
AbbVie Inc.
2.60%	11/21/24	1,229,000	1,304,018	(a,g)
2.95%	11/21/26	1,704,000	1,852,367	(a,g)
3.20%	05/14/26	700,000	769,300	(a)
3.20%	11/21/29	1,106,000	1,214,045	(a,g)
3.25%	10/01/22	839,000	878,676	(a,g)
3.45%	03/15/22	1,842,000	1,915,662	(a,g)
4.05%	11/21/39	710,000	830,111	(a,g)
4.25%	11/21/49	450,000	544,694	(a,g)
4.63%	10/01/42	129,000	157,941	(a,g)
4.70%	05/14/45	248,000	308,872	(a)
4.88%	11/14/48	237,000	309,167	(a)
5.00%	12/15/21	1,837,000	1,929,456	(a,g)
Advance Auto Parts Inc.
3.90%	04/15/30	2,852,000	3,049,815	(a,g)
4.50%	12/01/23	1,709,000	1,860,862	(a)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%	05/15/21	995,000	1,000,821	(a)
Aetna Inc.
3.50%	11/15/24	640,000	695,546	(a)
Air Products & Chemicals Inc.
2.80%	05/15/50	814,000	855,815	(a)
Aircastle Ltd.
4.25%	06/15/26	986,000	900,317	(a)
Albemarle Wodgina Pty Ltd.
3.45%	11/15/29	1,416,000	1,367,346	(a,g)
Alcon Finance Corp.
2.60%	05/27/30	560,000	575,058	(a,g)
3.80%	09/23/49	793,000	878,596	(a,g)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	433,000	529,953	(a)
Alibaba Group Holding Ltd.
3.40%	12/06/27	300,000	331,929	(a)
4.00%	12/06/37	450,000	518,346	(a)
4.20%	12/06/47	339,000	415,678	(a)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	1,104,000	1,132,185	(a,g)
2.95%	01/25/30	818,000	842,123	(a,g)
3.80%	01/25/50	1,015,000	1,049,855	(a,g)
Ally Financial Inc.
5.75%	11/20/25	829,000	886,848	(a)
Altria Group Inc.
2.95%	05/02/23	513,000	539,876	(a)
3.40%	05/06/30	295,000	317,523	(a)
3.80%	02/14/24	448,000	490,246	(a)
4.25%	08/09/42	96,000	101,033	(a)
4.45%	05/06/50	470,000	513,804	(a)
4.50%	05/02/43	330,000	353,753	(a)
4.80%	02/14/29	993,000	1,158,732	(a)
Amazon.com Inc.
1.50%	06/03/30	1,355,000	1,375,691
2.50%	06/03/50	650,000	664,807
2.70%	06/03/60	505,000	520,514
3.15%	08/22/27	386,000	440,862	(a)
4.05%	08/22/47	342,000	444,764	(a)
4.25%	08/22/57	213,000	283,416	(a)
Ameren Corp.
2.50%	09/15/24	1,817,000	1,928,110	(a)
3.65%	02/15/26	435,000	485,786	(a)
America Movil SAB de C.V.
3.13%	07/16/22	1,469,000	1,519,387	(a)
4.38%	04/22/49	800,000	975,272	(a)

		Principal Amount	Fair Value
American Campus Communities Operating Partnership LP
4.13%	07/01/24	$372,000	$389,994	(a)
American Electric Power Company Inc.
3.25%	03/01/50	505,000	519,403	(a)
American Electric Power Company Inc.
2.30%	03/01/30	605,000	620,216	(a)
American Express Co.
3.00%	10/30/24	1,027,000	1,110,423	(a)
American International Group Inc.
4.25%	03/15/29	751,000	864,318	(a)
4.50%	07/16/44	717,000	825,353	(a)
6.40%	12/15/20	546,000	560,414	(a)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	217,000	222,896	(a,b)
American Tower Corp.
2.90%	01/15/30	724,000	771,987	(a)
3.70%	10/15/49	408,000	445,038	(a)
3.80%	08/15/29	891,000	1,009,654	(a)
American Water Capital Corp.
2.95%	09/01/27	653,000	720,990	(a)
Amgen Inc.
2.45%	02/21/30	2,432,000	2,571,256	(a)
2.65%	05/11/22	1,177,000	1,221,985	(a)
3.15%	02/21/40	1,215,000	1,303,051	(a)
3.38%	02/21/50	1,215,000	1,343,243	(a)
4.56%	06/15/48	595,000	771,096	(a)
4.66%	06/15/51	248,000	330,227	(a)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%	02/01/26	1,156,000	1,296,015	(a)
4.70%	02/01/36	367,000	430,781	(a)
4.90%	02/01/46	801,000	971,309	(a)
Anheuser-Busch InBev Worldwide Inc.
3.50%	06/01/30	812,000	912,964	(a)
4.00%	04/13/28	263,000	303,531	(a)
4.35%	06/01/40	1,423,000	1,625,834	(a)
4.38%	04/15/38	1,280,000	1,450,509	(a)
4.50%	06/01/50	625,000	742,581	(a)
4.60%	04/15/48	461,000	538,891	(a)
4.75%	04/15/58	362,000	436,141	(a)
5.55%	01/23/49	1,276,000	1,694,439	(a)
Anthem Inc.
2.88%	09/15/29	404,000	438,902	(a)
3.30%	01/15/23	598,000	636,709	(a)
3.70%	09/15/49	404,000	458,451	(a)
ANZ New Zealand International Ltd.
3.45%	01/21/28	1,128,000	1,268,064	(a,g)
Apollo Management Holdings LP
2.65%	06/05/30	2,848,000	2,851,275	(g)
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%	01/14/50	965,000	870,864	(a,b,g)
Apple Inc.
2.20%	09/11/29	808,000	866,701	(a)
2.85%	05/11/24	709,000	765,380	(a)
2.95%	09/11/49	534,000	583,774	(a)
3.35%	02/09/27	391,000	443,988	(a)
3.45%	02/09/45	1,358,000	1,580,345	(a)
3.85%	08/04/46	1,222,000	1,518,958	(a)
Applied Materials Inc.
1.75%	06/01/30	240,000	245,234	(a)
2.75%	06/01/50	270,000	274,949	(a)
4.35%	04/01/47	461,000	594,755	(a)
Aptiv PLC
4.40%	10/01/46	552,000	531,421	(a)
Archer-Daniels-Midland Co.
2.50%	08/11/26	476,000	517,050	(a)
Ares Capital Corp.
3.25%	07/15/25	4,062,000	3,942,862	(a)
Ascension Health
4.85%	11/15/53	649,000	934,437	(a)

State Street GE RSP Income Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
AstraZeneca PLC
3.50%	08/17/23	$559,000	$604,905	(a)
4.00%	01/17/29	370,000	441,795	(a)
4.38%	08/17/48	199,000	263,080	(a)
AT&T Inc.
2.30%	06/01/27	1,220,000	1,263,456	(a)
2.75%	06/01/31	2,441,000	2,542,399	(a)
3.85%	06/01/60	1,140,000	1,215,616	(a)
4.35%	03/01/29	1,173,000	1,366,522	(a)
4.45%	04/01/24	551,000	617,489	(a)
4.50%	05/15/35	838,000	988,396	(a)
4.55%	03/09/49	452,000	533,134	(a)
4.75%	05/15/46	269,000	316,936	(a)
4.80%	06/15/44	566,000	655,666	(a)
4.85%	03/01/39	1,092,000	1,318,950	(a)
5.15%	11/15/46	147,000	180,791	(a)
5.25%	03/01/37	567,000	702,774	(a)
5.35%	12/15/43	626,000	790,031	(a)
5.45%	03/01/47	981,000	1,285,424	(a)
Athene Holding Ltd.
4.13%	01/12/28	626,000	643,991	(a)
6.15%	04/03/30	1,221,000	1,402,660	(a)
AvalonBay Communities Inc.
2.45%	01/15/31	1,440,000	1,536,221	(a)
Avangrid Inc.
3.15%	12/01/24	1,078,000	1,167,107	(a)
Avery Dennison Corp.
2.65%	04/30/30	1,035,000	1,058,929	(a)
Baidu Inc.
2.88%	07/06/22	911,000	932,937	(a)
Bank of America Corp.
3.25%	10/21/27	355,000	392,328	(a)
3.95%	04/21/25	692,000	766,175	(a)
4.18%	11/25/27	1,209,000	1,382,213	(a)
4.25%	10/22/26	1,194,000	1,368,503	(a)
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%	04/29/31	985,000	1,043,923	(a,b)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	675,000	698,855	(a,b)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	513,000	559,888	(a,b)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	737,000	820,664	(a,b)
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%	04/23/27	2,027,000	2,264,037	(a,b)
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%	04/24/28	1,631,000	1,844,628	(a,b)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	349,000	421,931	(a,b)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	1,016,000	1,239,276	(a,b)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	367,000	431,467	(a,b)
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%	12/31/99	1,625,000	1,448,655	(a,b)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	515,000	665,123	(a,b)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	1,347,000	1,438,273	(a,b)
Barclays PLC
4.38%	01/12/26	911,000	1,028,401	(a)
4.84%	05/09/28	478,000	523,840	(a)

		Principal Amount	Fair Value
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65%	06/24/31	$2,060,000	$2,052,934	(b)
Barclays PLC (2.85% fixed rate until 05/07/25; 2.45% + 3 month USD LIBOR therefter)
2.85%	05/07/26	1,320,000	1,376,958	(a,b)
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	709,000	830,650	(a,b)
Barrick North America Finance LLC
5.70%	05/30/41	134,000	179,677	(a)
BAT Capital Corp.
2.76%	08/15/22	848,000	878,257	(a)
3.56%	08/15/27	542,000	583,615	(a)
4.39%	08/15/37	910,000	992,546	(a)
4.54%	08/15/47	409,000	443,331	(a)
4.70%	04/02/27	609,000	698,426	(a)
4.91%	04/02/30	813,000	951,503	(a)
5.28%	04/02/50	814,000	985,648	(a)
Baxter International Inc.
3.95%	04/01/30	340,000	403,634	(a,g)
Bayer US Finance II LLC
3.50%	06/25/21	1,803,000	1,847,913	(a,g)
3.88%	12/15/23	608,000	665,322	(a,g)
Becton Dickinson and Co.
2.89%	06/06/22	837,000	866,421	(a)
3.70%	06/06/27	530,000	591,681	(a)
3.73%	12/15/24	34,000	37,532	(a)
4.67%	06/06/47	87,000	107,377	(a)
4.69%	12/15/44	101,000	124,228	(a)
Bemis Company Inc.
2.63%	06/19/30	1,185,000	1,218,713
Berkshire Hathaway Energy Co.
3.25%	04/15/28	402,000	454,413	(a)
3.70%	07/15/30	905,000	1,059,674	(a,g)
3.80%	07/15/48	355,000	413,483	(a)
4.25%	10/15/50	607,000	762,550	(a,g)
6.13%	04/01/36	362,000	521,837	(a)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49	521,000	667,536	(a)
Berkshire Hathaway Inc.
4.50%	02/11/43	211,000	279,526	(a)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	211,000	290,382	(a)
Biogen Inc.
2.25%	05/01/30	600,000	606,576	(a)
3.15%	05/01/50	960,000	926,064	(a)
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%	11/19/25	1,007,000	1,053,272	(a,b,g)
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%	12/31/99	600,000	572,388	(a,b,g)
Boardwalk Pipelines LP
4.80%	05/03/29	797,000	838,787	(a)
Boston Scientific Corp.
4.70%	03/01/49	328,000	417,905	(a)
BP Capital Markets America Inc.
3.00%	02/24/50	975,000	955,422	(a)
3.02%	01/16/27	2,002,000	2,169,848	(a)
3.22%	11/28/23	500,000	536,565	(a)
BP Capital Markets PLC (4.38% Fixed rate until 06/22/2025; 4.04% + 5 year CMT Rate thereafter)
4.38%	12/31/99	1,220,000	1,242,680	(b)
BP Capital Markets PLC (4.88% Fixed rate until 03/22/2030; 4.40% + 5 year CMT Rate thereafter)
4.88%	12/31/99	1,220,000	1,265,774	(b)
BPCE S.A.
4.50%	03/15/25	2,060,000	2,257,987	(a,g)

State Street GE RSP Income Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Brighthouse Financial Inc.
3.70%	06/22/27	$81,000	$82,546	(a)
4.70%	06/22/47	55,000	49,981	(a)
Bristol-Myers Squibb Co.
3.20%	06/15/26	1,202,000	1,347,911	(a,g)
3.40%	07/26/29	773,000	892,544	(a,g)
3.45%	11/15/27	51,000	58,673	(a,g)
4.13%	06/15/39	632,000	803,354	(a,g)
4.25%	10/26/49	632,000	833,185	(a,g)
4.35%	11/15/47	84,000	110,546	(a,g)
4.55%	02/20/48	223,000	300,751	(a,g)
5.00%	08/15/45	207,000	291,290	(a,g)
Brixmor Operating Partnership LP
3.90%	03/15/27	261,000	266,784	(a)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	211,000	219,142	(a)
3.13%	01/15/25	230,000	245,580	(a)
3.88%	01/15/27	87,000	93,965	(a)
Broadcom Inc.
3.15%	11/15/25	1,610,000	1,713,829	(a,g)
4.15%	11/15/30	1,225,000	1,332,200	(a,g)
4.30%	11/15/32	815,000	899,638	(a,g)
Brown-Forman Corp.
4.00%	04/15/38	202,000	238,447	(a)
Bunge Limited Finance Corp.
3.75%	09/25/27	291,000	304,619	(a)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	717,000	901,219	(a)
4.55%	09/01/44	1,080,000	1,396,570	(a)
C&W Senior Financing DAC
7.50%	10/15/26	500,000	507,640	(a,g)
Cameron LNG LLC
3.30%	01/15/35	395,000	434,792	(a,g)
Canadian Natural Resources Ltd.
3.85%	06/01/27	702,000	750,621	(a)
4.95%	06/01/47	173,000	189,778	(a)
Cantor Fitzgerald LP
4.88%	05/01/24	1,946,000	2,101,349	(a,g)
Capital One Financial Corp.
3.75%	07/28/26	1,189,000	1,304,963	(a)
4.75%	07/15/21	1,654,000	1,724,394	(a)
Cardinal Health Inc.
2.62%	06/15/22	415,000	428,803	(a)
3.08%	06/15/24	301,000	321,363	(a)
Carlisle Companies Inc.
2.75%	03/01/30	1,080,000	1,111,309	(a)
Carrier Global Corp.
2.72%	02/15/30	770,000	771,609	(a,g)
3.38%	04/05/40	535,000	520,844	(a,g)
3.58%	04/05/50	770,000	751,782	(a,g)
Caterpillar Inc.
3.25%	09/19/49 - 04/09/50	1,176,000	1,308,840	(a)
3.80%	08/15/42	259,000	306,811	(a)
Celulosa Arauco y Constitucion S.A.
4.20%	01/29/30	1,291,000	1,315,310	(a,g)
Centene Corp.
3.38%	02/15/30	1,675,000	1,690,008	(a)
4.25%	12/15/27	1,990,000	2,052,685	(a)
4.63%	12/15/29	615,000	648,887	(a)
CenterPoint Energy Inc.
2.50%	09/01/22	1,670,000	1,726,095	(a)
3.60%	11/01/21	785,000	814,932	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22	1,140,000	1,216,072	(a)
4.80%	03/01/50	407,000	459,613	(a)
4.91%	07/23/25	241,000	276,135	(a)
5.05%	03/30/29	1,415,000	1,670,804	(a)
5.75%	04/01/48	876,000	1,086,906	(a)
6.38%	10/23/35	116,000	152,789	(a)
6.48%	10/23/45	248,000	328,927	(a)
Cheniere Corpus Christi Holdings LLC
5.88%	03/31/25	1,590,000	1,785,236	(a)

		Principal Amount	Fair Value
Chevron Corp.
1.55%	05/11/25	$408,000	$419,624	(a)
2.24%	05/11/30	816,000	857,461	(a)
2.98%	05/11/40	595,000	637,888	(a)
3.08%	05/11/50	1,015,000	1,076,621	(a)
3.19%	06/24/23	458,000	491,072	(a)
Chubb INA Holdings Inc.
4.35%	11/03/45	572,000	744,481	(a)
Cigna Corp.
2.40%	03/15/30	730,000	757,696	(a)
3.25%	04/15/25	471,000	513,922	(a,g)
3.40%	09/17/21 - 03/15/50	911,000	953,452	(a)
3.40%	03/01/27	501,000	553,219	(a,g)
3.75%	07/15/23	371,000	402,724	(a)
3.88%	10/15/47	201,000	227,154	(a,g)
4.13%	11/15/25	928,000	1,064,203	(a)
4.38%	10/15/28	370,000	438,169	(a)
4.80%	08/15/38	324,000	410,505	(a)
4.90%	12/15/48	163,000	214,875	(a)
Cisco Systems Inc.
5.90%	02/15/39	424,000	633,592	(a)
Citigroup Inc.
2.70%	10/27/22	856,000	892,483	(a)
4.45%	09/29/27	900,000	1,023,714	(a)
4.65%	07/23/48	1,072,000	1,401,854	(a)
4.75%	05/18/46	482,000	610,231	(a)
5.50%	09/13/25	2,140,000	2,535,322	(a)
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%	05/15/24	4,079,000	4,157,072	(a,b)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	261,000	271,539	(a,b)
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%	11/05/30	750,000	796,883	(a,b)
Citigroup Inc. (3.11% fixed rate until 04/08/25; 2.75% + SOFR thereafter)
3.11%	04/08/26	4,073,000	4,378,475	(a,b)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	355,000	411,008	(a,b)
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%	12/31/99	1,659,000	1,481,437	(a,b)
CME Group Inc.
3.75%	06/15/28	443,000	532,663	(a)
CMS Energy Corp.
4.88%	03/01/44	1,200,000	1,563,552	(a)
CNA Financial Corp.
3.45%	08/15/27	336,000	360,199	(a)
3.90%	05/01/29	791,000	867,355	(a)
CNH Industrial Capital LLC
1.95%	07/02/23	1,315,000	1,326,690	(d)
4.38%	11/06/20	652,000	657,046	(a)
4.88%	04/01/21	785,000	805,489	(a)
CNOOC Finance 2014 ULC
4.25%	04/30/24	2,095,000	2,302,824	(a)
Comcast Corp.
2.80%	01/15/51	680,000	695,443	(a)
3.10%	04/01/25	680,000	747,925	(a)
3.20%	07/15/36	740,000	820,112	(a)
3.25%	11/01/39	1,191,000	1,311,839	(a)
3.38%	08/15/25	262,000	291,616	(a)
3.45%	02/01/50	578,000	655,082	(a)
3.97%	11/01/47	1,261,000	1,502,721	(a)
4.15%	10/15/28	813,000	974,063	(a)
4.60%	08/15/45	385,000	499,615	(a)
4.70%	10/15/48	394,000	527,066	(a)
CommonSpirit Health
4.35%	11/01/42	1,029,000	1,067,145	(a)
Conagra Brands Inc.
3.80%	10/22/21	1,441,000	1,498,078	(a)
5.30%	11/01/38	371,000	484,912	(a)
5.40%	11/01/48	325,000	448,682	(a)
Concho Resources Inc.
3.75%	10/01/27	171,000	182,570	(a)
4.30%	08/15/28	574,000	629,844	(a)
4.88%	10/01/47	286,000	321,404	(a)

State Street GE RSP Income Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
ConocoPhillips Co.
4.30%	11/15/44	$746,000	$913,238	(a)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	912,000	979,990	(a)
3.35%	04/01/30	350,000	398,115	(a)
3.88%	06/15/47	418,000	482,991	(a)
3.95%	04/01/50	580,000	701,046	(a)
Constellation Brands Inc.
3.15%	08/01/29	1,668,000	1,797,720	(a)
3.70%	12/06/26	651,000	729,048	(a)
4.50%	05/09/47	599,000	710,540	(a)
Continental Resources Inc.
4.50%	04/15/23	2,697,000	2,581,487	(a)
Corning Inc.
4.38%	11/15/57	406,000	468,638	(a)
CoStar Group Inc.
2.80%	07/15/30	1,236,000	1,248,916	(d,g)
Costco Wholesale Corp.
1.75%	04/20/32	815,000	825,913	(a)
Credit Suisse AG
2.95%	04/09/25	1,080,000	1,170,893	(a)
Credit Suisse Group AG
4.28%	01/09/28	846,000	948,205	(a,g)
Credit Suisse Group AG (4.19% fixed rate until 04/01/30; 3.73% + SOFR thereafter)
4.19%	04/01/31	2,228,000	2,538,962	(a,b,g)
Credit Suisse Group Funding Guernsey Ltd.
3.80%	06/09/23	937,000	1,007,603	(a)
Crown Castle International Corp.
3.30%	07/01/30	2,238,000	2,461,643	(a)
4.15%	07/01/50	340,000	392,581	(a)
5.20%	02/15/49	524,000	694,237	(a)
CSX Corp.
4.50%	03/15/49 - 08/01/54	1,191,000	1,528,874	(a)
CubeSmart LP
4.38%	02/15/29	948,000	1,103,282	(a)
CVS Health Corp.
3.00%	08/15/26	811,000	885,182	(a)
3.25%	08/15/29	671,000	740,328	(a)
3.35%	03/09/21	586,000	597,251	(a)
3.63%	04/01/27	760,000	856,505	(a)
3.75%	04/01/30	555,000	636,752	(a)
3.88%	07/20/25	336,000	376,888	(a)
4.10%	03/25/25	932,000	1,053,244	(a)
4.25%	04/01/50	405,000	487,588	(a)
4.30%	03/25/28	299,000	348,945	(a)
4.78%	03/25/38	496,000	613,696	(a)
5.00%	12/01/24	777,000	886,813	(a)
5.13%	07/20/45	482,000	622,493	(a)
5.30%	12/05/43	816,000	1,062,693	(a)
D.R. Horton Inc.
2.60%	10/15/25	2,039,000	2,142,357	(a)
Dell International LLC/EMC Corp.
4.00%	07/15/24	994,000	1,072,566	(a,g)
4.42%	06/15/21	1,140,000	1,171,612	(a,g)
5.45%	06/15/23	538,000	588,642	(a,g)
6.02%	06/15/26	249,000	284,868	(a,g)
8.10%	07/15/36	100,000	129,420	(a,g)
8.35%	07/15/46	235,000	311,911	(a,g)
Deutsche Bank AG
2.70%	07/13/20	1,107,000	1,107,321	(a)
3.30%	11/16/22	875,000	897,846	(a)
3.70%	05/30/24	357,000	371,119	(a)
Deutsche Telekom AG
3.63%	01/21/50	657,000	728,087	(a,g)
Deutsche Telekom International Finance BV
2.49%	09/19/23	758,000	789,593	(a,g)
Devon Energy Corp.
5.00%	06/15/45	269,000	240,341	(a)

		Principal Amount	Fair Value
DH Europe Finance II Sarl
2.60%	11/15/29	$694,000	$738,201	(a)
3.25%	11/15/39	396,000	436,788	(a)
3.40%	11/15/49	197,000	220,721	(a)
Diamondback Energy Inc.
2.88%	12/01/24	994,000	994,368	(a)
3.25%	12/01/26	695,000	697,342	(a)
3.50%	12/01/29	595,000	575,829	(a)
5.38%	05/31/25	2,385,000	2,463,204	(a)
Digital Realty Trust LP
3.60%	07/01/29	1,300,000	1,483,872	(a)
Discover Bank
2.70%	02/06/30	535,000	537,252	(a)
Discovery Communications LLC
2.95%	03/20/23	1,066,000	1,119,769	(a)
3.95%	03/20/28	581,000	647,368	(a)
4.95%	05/15/42	206,000	234,267	(a)
5.00%	09/20/37	269,000	316,624	(a)
Dollar General Corp.
3.50%	04/03/30	1,034,000	1,162,733	(a)
4.13%	04/03/50	704,000	842,695	(a)
Dollar Tree Inc.
4.00%	05/15/25	671,000	754,506	(a)
Dominion Energy Inc.
3.07%	08/15/24	730,000	784,641	(a,h)
3.38%	04/01/30	1,195,000	1,324,048	(a)
Dover Corp.
2.95%	11/04/29	818,000	878,884	(a)
DTE Energy Co.
2.85%	10/01/26	384,000	407,808	(a)
3.85%	12/01/23	419,000	455,042	(a)
Duke Energy Carolinas LLC
3.95%	03/15/48	474,000	588,258	(a)
Duke Energy Corp.
1.80%	09/01/21	1,050,000	1,063,860	(a)
3.55%	09/15/21	638,000	655,571	(a)
3.75%	09/01/46	324,000	366,632	(a)
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%	12/31/99	1,202,000	1,198,262	(a,b)
Duke Energy Progress LLC
4.15%	12/01/44	451,000	552,691	(a)
Duke Realty LP
3.05%	03/01/50	360,000	376,513	(a)
3.25%	06/30/26	473,000	517,996	(a)
3.38%	12/15/27	370,000	412,517	(a)
DuPont de Nemours Inc.
2.17%	05/01/23	1,185,000	1,207,610	(a)
5.32%	11/15/38	298,000	377,354	(a)
5.42%	11/15/48	298,000	392,061	(a)
Duquesne Light Holdings Inc.
3.62%	08/01/27	1,252,000	1,295,056	(a,g)
DXC Technology Co.
4.00%	04/15/23	1,632,000	1,711,968	(a)
Eastman Chemical Co.
3.50%	12/01/21	833,000	859,331	(a)
3.60%	08/15/22	326,000	340,031	(a)
4.50%	01/15/21	1,753,000	1,763,921	(a)
4.65%	10/15/44	809,000	932,057	(a)
Eaton Corp.
3.10%	09/15/27	502,000	551,015	(a)
Edison International
2.40%	09/15/22	2,381,000	2,409,358	(a)
4.95%	04/15/25	1,360,000	1,497,414	(a)
5.75%	06/15/27	240,000	275,866	(a)
EI du Pont de Nemours & Co.
2.30%	07/15/30	612,000	635,391	(a)
Eli Lilly & Co.
3.95%	03/15/49	732,000	933,849	(a)
Emera US Finance LP
4.75%	06/15/46	166,000	197,384	(a)
Emerson Electric Co.
1.80%	10/15/27	533,000	550,296	(a)
2.75%	10/15/50	407,000	408,632	(a)

State Street GE RSP Income Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Enbridge Energy Partners LP
5.50%	09/15/40	$112,000	$135,645	(a)
Enel Finance International N.V.
3.63%	05/25/27	1,011,000	1,104,447	(a,g)
Energy Transfer Operating LP
4.25%	03/15/23	784,000	825,113	(a)
4.50%	04/15/24	624,000	676,322	(a)
4.95%	06/15/28	267,000	287,599	(a)
6.13%	12/15/45	215,000	223,566	(a)
6.50%	02/01/42	623,000	679,718	(a)
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%	12/31/99	2,488,000	2,113,108	(a,b)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	398,000	426,159	(a)
Entergy Louisiana LLC
3.05%	06/01/31	620,000	691,443	(a)
4.00%	03/15/33	320,000	393,488	(a)
Enterprise Products Operating LLC
4.25%	02/15/48	1,168,000	1,284,800	(a)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	378,000	354,708	(a,b)
EOG Resources Inc.
4.15%	01/15/26	413,000	475,152	(a)
4.38%	04/15/30	905,000	1,078,841	(a)
4.95%	04/15/50	809,000	1,032,486	(a)
5.10%	01/15/36	332,000	386,880	(a)
EPR Properties
4.95%	04/15/28	479,000	457,277	(a)
Equinix Inc.
1.25%	07/15/25	1,095,000	1,096,270
2.15%	07/15/30	1,160,000	1,154,977
Equinor ASA
3.25%	11/18/49	435,000	463,653	(a)
ERP Operating LP
4.50%	07/01/44	276,000	359,901	(a)
Essex Portfolio LP
2.65%	03/15/32	445,000	470,868	(a)
Eversource Energy
3.45%	01/15/50	807,000	872,189	(a)
Exelon Corp.
3.50%	06/01/22	647,000	676,484	(a)
4.05%	04/15/30	1,221,000	1,410,634	(a)
4.45%	04/15/46	761,000	923,907	(a)
4.70%	04/15/50	814,000	1,039,641	(a)
Exxon Mobil Corp.
2.61%	10/15/30	2,446,000	2,620,816	(a)
3.45%	04/15/51	1,270,000	1,405,611	(a)
FedEx Corp.
3.80%	05/15/25	3,258,000	3,627,359	(a)
4.10%	02/01/45	968,000	980,342	(a)
Fifth Third Bancorp
2.55%	05/05/27	1,225,000	1,312,061	(a)
FirstEnergy Corp.
3.90%	07/15/27	237,000	268,381	(a)
FirstEnergy Transmission LLC
4.55%	04/01/49	741,000	901,375	(a,g)
Fiserv Inc.
3.50%	07/01/29	543,000	610,115	(a)
4.40%	07/01/49	324,000	392,532	(a)
Florida Power & Light Co.
2.85%	04/01/25	1,465,000	1,608,204	(a)
4.13%	02/01/42	447,000	559,546	(a)
Ford Motor Co.
4.35%	12/08/26	525,000	488,691	(a)
Ford Motor Credit Company LLC
3.10%	05/04/23	1,436,000	1,360,323	(a)
3.22%	01/09/22	354,000	344,265	(a)
3.34%	03/18/21 - 03/28/22	1,955,000	1,915,961	(a)
3.81%	01/09/24	945,000	907,984	(a)
5.88%	08/02/21	2,613,000	2,638,895	(a)

		Principal Amount	Fair Value
General Dynamics Corp.
4.25%	04/01/50	$620,000	$801,561	(a)
General Mills Inc.
2.88%	04/15/30	455,000	495,495	(a)
3.70%	10/17/23	671,000	731,806	(a)
4.55%	04/17/38	353,000	441,914	(a)
4.70%	04/17/48	134,000	177,574	(a)
General Motors Co.
5.20%	04/01/45	118,000	114,217	(a)
5.40%	10/02/23 - 04/01/48	511,000	529,910	(a)
6.13%	10/01/25	1,224,000	1,375,458	(a)
6.80%	10/01/27	655,000	763,036	(a)
General Motors Financial Company Inc.
3.45%	01/14/22 - 04/10/22	2,754,000	2,802,452	(a)
3.55%	04/09/21	1,834,000	1,856,136	(a)
4.20%	11/06/21	3,039,000	3,123,150	(a)
5.25%	03/01/26	503,000	548,174	(a)
Georgia-Pacific LLC
1.75%	09/30/25	1,632,000	1,682,820	(a,g)
2.10%	04/30/27	1,224,000	1,266,387	(a,g)
3.60%	03/01/25	2,599,000	2,876,937	(a,g)
Gilead Sciences Inc.
2.95%	03/01/27	135,000	150,521	(a)
3.50%	02/01/25	355,000	395,147	(a)
3.65%	03/01/26	356,000	407,164	(a)
4.15%	03/01/47	630,000	803,893	(a)
4.80%	04/01/44	265,000	356,179	(a)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	785,000	846,379	(a)
3.63%	05/15/25	742,000	837,822	(a)
GlaxoSmithKline Capital PLC
3.38%	06/01/29	925,000	1,063,250	(a)
Glencore Finance Canada Ltd.
4.25%	10/25/22	1,578,000	1,666,478	(a,g)
4.95%	11/15/21	625,000	651,969	(a,g)
Grupo Televisa SAB
5.00%	05/13/45	382,000	421,533	(a)
Halliburton Co.
3.80%	11/15/25	29,000	31,278	(a)
5.00%	11/15/45	360,000	371,426	(a)
HCA Inc.
4.13%	06/15/29	429,000	473,341	(a)
4.50%	02/15/27	814,000	906,446	(a)
Health Care Service Corp.
2.20%	06/01/30	2,036,000	2,038,749	(g)
3.20%	06/01/50	408,000	415,238	(g)
Hess Corp.
5.60%	02/15/41	173,000	181,501	(a)
5.80%	04/01/47	109,000	118,130	(a)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	191,000	233,652	(a)
Highwoods Realty LP
4.13%	03/15/28	490,000	525,339	(a)
4.20%	04/15/29	1,190,000	1,286,771	(a)
Honeywell International Inc.
2.70%	08/15/29	929,000	1,025,430	(a)
Hormel Foods Corp.
1.80%	06/11/30	2,260,000	2,306,646
HSBC Holdings PLC
4.25%	03/14/24	625,000	673,863	(a)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	2,006,000	2,236,670	(a,b)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	12/31/99	1,018,000	1,014,366	(a,b)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	1,302,000	1,337,232	(a,b)
Huntington Bancshares Inc.
2.55%	02/04/30	1,622,000	1,677,829	(a)

State Street GE RSP Income Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Hyundai Capital America
3.10%	04/05/22	$546,000	$556,112	(a,g)
Imperial Brands Finance PLC
3.13%	07/26/24	844,000	876,595	(a,g)
3.50%	02/11/23 - 07/26/26	2,895,000	3,017,711	(a,g)
Infor Inc.
1.45%	07/15/23	810,000	816,148	(g)
1.75%	07/15/25	1,220,000	1,228,552	(g)
ING Groep N.V.
4.10%	10/02/23	2,509,000	2,751,068	(a)
Ingredion Inc.
2.90%	06/01/30	2,039,000	2,174,593	(a)
3.90%	06/01/50	413,000	471,724	(a)
Intel Corp.
2.45%	11/15/29	2,384,000	2,573,456	(a)
2.60%	05/19/26	838,000	916,906	(a)
2.88%	05/11/24	475,000	513,480	(a)
3.10%	02/15/60	1,155,000	1,278,250	(a)
International Business Machines Corp.
3.45%	02/19/26	807,000	911,482	(a)
4.15%	05/15/39	727,000	879,866	(a)
4.25%	05/15/49	727,000	903,007	(a)
International Paper Co.
4.40%	08/15/47	598,000	702,835	(a)
Interstate Power & Light Co.
3.40%	08/15/25	2,263,000	2,471,445	(a)
Intuit Inc.
0.65%	07/15/23	655,000	656,873
0.95%	07/15/25	690,000	692,381
1.35%	07/15/27	690,000	693,905
1.65%	07/15/30	690,000	691,166
ITC Holdings Corp.
2.95%	05/14/30	2,039,000	2,174,063	(a,g)
Jabil Inc.
3.95%	01/12/28	630,000	674,157	(a)
Jefferies Group LLC
5.13%	01/20/23	474,000	514,731	(a)
John Deere Capital Corp.
2.45%	01/09/30	1,987,000	2,154,782	(a)
Johnson & Johnson
3.63%	03/03/37	407,000	490,496	(a)
Johnson Controls International PLC
4.50%	02/15/47	260,000	296,894	(a)
JPMorgan Chase & Co.
3.30%	04/01/26	1,361,000	1,516,317	(a)
3.63%	12/01/27	345,000	380,673	(a)
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%	05/13/31	1,330,000	1,410,797	(a,b)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	394,000	443,975	(a,b)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	875,000	1,034,057	(a,b)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	888,000	1,071,239	(a,b)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	1,461,000	1,662,457	(a,b)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	601,000	693,115	(a,b)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	585,000	707,359	(a,b)
JPMorgan Chase & Co. (4.23% fixed rate until 7/30/20; 3.47% + 3 month USD LIBOR thereafter)
4.23%	12/29/49	562,000	514,078	(a,b)

		Principal Amount	Fair Value
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%	12/31/99	$1,627,000	$1,450,487	(a,b)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	1,384,000	1,418,475	(a,b)
Kaiser Foundation Hospitals
3.27%	11/01/49	846,000	949,542	(a)
Keurig Dr Pepper Inc.
3.20%	05/01/30	912,000	1,014,244	(a)
3.80%	05/01/50	1,302,000	1,473,213	(a)
4.50%	11/15/45	353,000	426,195	(a)
4.60%	05/25/28	177,000	212,294	(a)
KeyCorp
2.25%	04/06/27	2,428,000	2,541,412	(a)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	1,951,000	1,974,744	(a)
4.70%	11/01/42	148,000	159,873	(a)
5.00%	03/01/43	318,000	352,519	(a)
5.30%	09/15/20	682,000	687,804	(a)
6.38%	03/01/41	269,000	337,407	(a)
Kinder Morgan Inc.
5.05%	02/15/46	251,000	287,955	(a)
KLA Corp.
3.30%	03/01/50	810,000	836,811	(a)
4.10%	03/15/29	1,627,000	1,921,536	(a)
4.65%	11/01/24	791,000	905,790	(a)
Kohl’s Corp.
9.50%	05/15/25	410,000	468,011	(a)
Kraft Heinz Foods Co.
2.80%	07/02/20	134,000	134,000	(a)
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	1,948,000	2,023,953	(a)
L3Harris Technologies Inc.
3.85%	12/15/26	656,000	751,809	(a)
Lam Research Corp.
4.00%	03/15/29	1,100,000	1,305,887	(a)
Las Vegas Sands Corp.
3.50%	08/18/26	594,000	592,367	(a)
Lear Corp.
4.25%	05/15/29	947,000	971,205	(a)
5.25%	05/15/49	417,000	421,796	(a)
Leidos Inc.
2.95%	05/15/23	1,628,000	1,708,977	(a,g)
3.63%	05/15/25	480,000	522,797	(a,g)
4.38%	05/15/30	1,617,000	1,823,022	(a,g)
Liberty Mutual Group Inc.
3.95%	05/15/60	409,000	429,847	(a,g)
Lincoln National Corp.
3.63%	12/12/26	311,000	342,865	(a)
4.35%	03/01/48	441,000	496,196	(a)
Lloyds Banking Group PLC
3.75%	01/11/27	574,000	634,597	(a)
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44%	02/05/26	800,000	825,104	(a,b)
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%	11/07/23	982,000	1,020,396	(a,b)
Lloyds Banking Group PLC (3.87% fixed rate until 07/09/24; 3.50% + 1 year CMT Rate thereafter)
3.87%	07/09/25	2,390,000	2,600,081	(a,b)
Lockheed Martin Corp.
3.55%	01/15/26	458,000	525,097	(a)
3.80%	03/01/45	231,000	280,910	(a)
4.50%	05/15/36	742,000	962,367	(a)
Loews Corp.
3.20%	05/15/30	475,000	515,959	(a)
Lowe’s Companies Inc.
3.70%	04/15/46	296,000	331,135	(a)
4.05%	05/03/47	343,000	403,049	(a)
4.55%	04/05/49	482,000	609,841	(a)

State Street GE RSP Income Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
LYB International Finance BV
4.88%	03/15/44	$195,000	$228,813	(a)
LYB International Finance II BV
3.50%	03/02/27	188,000	204,933	(a)
Marathon Oil Corp.
3.85%	06/01/25	249,000	252,180	(a)
Marsh & McLennan Companies Inc.
2.25%	11/15/30	778,000	809,159	(a)
3.50%	03/10/25	536,000	593,422	(a)
Masco Corp.
3.50%	11/15/27	237,000	242,818	(a)
Mastercard Inc.
3.30%	03/26/27	695,000	788,679	(a)
3.85%	03/26/50	270,000	335,950	(a)
McCormick & Company Inc.
2.50%	04/15/30	742,000	779,560	(a)
3.25%	11/15/25	4,625,000	4,979,691	(a)
McDonald’s Corp.
3.60%	07/01/30	1,220,000	1,405,318	(a)
3.63%	09/01/49	495,000	548,510	(a)
3.70%	01/30/26	246,000	279,486	(a)
3.80%	04/01/28	665,000	777,571	(a)
4.20%	04/01/50	1,015,000	1,228,231	(a)
4.88%	12/09/45	250,000	321,188	(a)
McKesson Corp.
3.65%	11/30/20	3,313,000	3,354,181	(a)
Medtronic Inc.
4.63%	03/15/45	91,000	122,194	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	884,000	1,124,757	(a)
Merck & Company Inc.
1.45%	06/24/30	1,070,000	1,072,226
2.45%	06/24/50	1,015,000	1,023,424
2.75%	02/10/25	925,000	1,004,171	(a)
4.00%	03/07/49	276,000	356,575	(a)
MetLife Inc.
4.05%	03/01/45	164,000	193,289	(a)
4.72%	12/15/44	467,000	588,990	(a)
Microchip Technology Inc.
2.67%	09/01/23	4,069,000	4,190,622	(a,g)
Micron Technology Inc.
2.50%	04/24/23	1,165,000	1,210,773	(a)
Microsoft Corp.
2.40%	08/08/26	578,000	630,818	(a)
2.53%	06/01/50	67,000	69,874
2.68%	06/01/60	336,000	350,461
3.45%	08/08/36	349,000	420,500	(a)
3.50%	02/12/35	461,000	561,102	(a)
3.70%	08/08/46	1,651,000	2,064,311	(a)
3.95%	08/08/56	490,000	631,086	(a)
4.10%	02/06/37	113,000	145,960	(a)
Mitsubishi UFJ Financial Group Inc.
2.80%	07/18/24	2,310,000	2,445,782	(a)
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%	09/11/24	1,310,000	1,413,097	(a,b)
Molson Coors Beverage Co.
2.10%	07/15/21	790,000	800,562	(a)
4.20%	07/15/46	264,000	256,394	(a)
Morgan Stanley
2.75%	05/19/22	1,804,000	1,872,877	(a)
3.63%	01/20/27	576,000	648,801	(a)
3.95%	04/23/27	1,148,000	1,287,516	(a)
4.35%	09/08/26	1,634,000	1,880,897	(a)
4.38%	01/22/47	612,000	795,496	(a)
5.00%	11/24/25	3,673,000	4,316,583	(a)
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	2,626,000	2,779,962	(a,b)
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%	04/01/31	1,015,000	1,160,186	(a,b)

		Principal Amount	Fair Value
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	$546,000	$647,496	(a,b)
MPLX LP
3.38%	03/15/23	385,000	402,056	(a)
5.20%	12/01/47	291,000	300,580	(a)
5.25%	01/15/25	5,203,000	5,409,975	(a)
6.25%	10/15/22	1,533,000	1,533,613	(a)
MPLX LP (1.41% fixed rate until 09/09/20; 1.10% + 3 month USD LIBOR)
1.41%	09/09/22	1,542,000	1,519,055	(a,b)
Mylan Inc.
5.20%	04/15/48	372,000	458,602	(a)
Mylan N.V.
3.15%	06/15/21	501,000	511,411	(a)
3.95%	06/15/26	162,000	180,988	(a)
National Oilwell Varco Inc.
3.60%	12/01/29	1,217,000	1,188,181	(a)
National Retail Properties Inc.
4.00%	11/15/25	599,000	651,221	(a)
National Securities Clearing Corp.
1.50%	04/23/25	3,035,000	3,101,649	(a,g)
NetApp Inc.
2.38%	06/22/27	1,220,000	1,237,946
2.70%	06/22/30	1,220,000	1,222,623
Newfield Exploration Co.
5.63%	07/01/24	4,004,000	3,843,640	(a)
Newmont Corp.
2.25%	10/01/30	1,010,000	1,022,393	(a)
4.88%	03/15/42	470,000	600,011	(a)
Nexen Inc.
6.40%	05/15/37	540,000	769,743	(a)
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	1,111,000	1,242,265	(a)
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%	05/01/79	741,000	804,570	(a,b)
NIKE Inc.
2.40%	03/27/25	1,425,000	1,537,162	(a)
3.38%	03/27/50	402,000	462,891	(a)
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 year CMT Rate thereafter)
3.40%	01/23/50	1,000,000	1,025,730	(a,b,g)
NiSource Inc.
3.60%	05/01/30	834,000	955,555	(a)
3.95%	03/30/48	243,000	280,711	(a)
Noble Energy Inc.
3.85%	01/15/28	1,477,000	1,424,212	(a)
3.90%	11/15/24	363,000	364,463	(a)
4.20%	10/15/49	407,000	341,090	(a)
5.05%	11/15/44	157,000	142,856	(a)
Nomura Holdings Inc.
2.65%	01/16/25	820,000	855,203	(a)
3.10%	01/16/30	792,000	824,781	(a)
Nordstrom Inc.
4.38%	04/01/30	431,000	337,921	(a)
Norfolk Southern Corp.
3.95%	10/01/42	512,000	594,550	(a)
Northrop Grumman Corp.
2.55%	10/15/22	378,000	394,269	(a)
3.85%	04/15/45	129,000	151,454	(a)
4.03%	10/15/47	139,000	167,184	(a)
Novartis Capital Corp.
2.20%	08/14/30	1,215,000	1,284,304	(a)
3.00%	11/20/25	79,000	87,647	(a)
Nucor Corp.
3.95%	05/01/28	709,000	811,890	(a)
Nutrien Ltd.
4.00%	12/15/26	284,000	319,500	(a)
4.90%	06/01/43	507,000	594,199	(a)
NVIDIA Corp.
2.85%	04/01/30	410,000	455,539	(a)
3.50%	04/01/50	975,000	1,116,940	(a)

State Street GE RSP Income Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
NXP BV/NXP Funding LLC
4.13%	06/01/21	$2,627,000	$2,704,628	(a,g)
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%	05/01/25	815,000	853,419	(a,g)
Occidental Petroleum Corp.
2.70%	08/15/22	994,000	925,444	(a)
2.90%	08/15/24	481,000	411,063	(a)
4.85%	03/15/21	86,000	85,899	(a)
Oklahoma Gas & Electric Co.
3.25%	04/01/30	680,000	744,342	(a)
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	637,000	671,583	(a)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	214,000	258,127	(a)
ONEOK Inc.
4.35%	03/15/29	757,000	793,026	(a)
5.20%	07/15/48	994,000	1,008,840	(a)
Oracle Corp.
2.40%	09/15/23	339,000	356,743	(a)
2.65%	07/15/26	847,000	916,115	(a)
2.95%	04/01/30	1,221,000	1,359,840	(a)
3.60%	04/01/50	814,000	912,746	(a)
3.80%	11/15/37	257,000	297,567	(a)
4.00%	07/15/46 - 11/15/47	1,219,000	1,436,008	(a)
4.13%	05/15/45	234,000	278,579	(a)
Otis Worldwide Corp.
2.06%	04/05/25	1,005,000	1,053,763	(a,g)
2.57%	02/15/30	500,000	525,105	(a,g)
3.36%	02/15/50	475,000	500,493	(a,g)
Owens Corning
4.40%	01/30/48	352,000	362,560	(a)
Pacific Gas & Electric Co.
2.50%	02/01/31	1,220,000	1,197,088
Pacific Gas & Electric Co.
2.10%	08/01/27	680,000	674,710
3.30%	08/01/40	1,220,000	1,194,075
3.50%	08/01/50	530,000	514,455
PacifiCorp
2.70%	09/15/30	740,000	807,318	(a)
6.25%	10/15/37	1,156,000	1,675,738	(a)
Parker-Hannifin Corp.
3.25%	06/14/29	730,000	805,278	(a)
PayPal Holdings Inc.
2.65%	10/01/26	1,072,000	1,166,432	(a)
3.25%	06/01/50	613,000	663,284	(a)
PepsiCo Inc.
1.63%	05/01/30	785,000	799,640	(a)
2.63%	07/29/29	1,049,000	1,160,802	(a)
3.45%	10/06/46	269,000	311,946	(a)
Perrigo Finance Unlimited Co.
3.50%	03/15/21	2,758,000	2,809,133	(a)
4.38%	03/15/26	983,000	1,073,780	(a)
Perrigo Finance UnLtd. Co.
3.15%	06/15/30	960,000	972,902
Petroleos Mexicanos
5.35%	02/12/28	434,000	364,274	(a)
5.63%	01/23/46	293,000	208,824	(a)
6.35%	02/12/48	471,000	349,656	(a)
6.49%	01/23/27	490,000	447,248	(a,g)
6.50%	03/13/27	1,170,000	1,064,489	(a)
7.69%	01/23/50	879,000	729,605	(a,g)
Pfizer Inc.
2.63%	04/01/30	810,000	891,405	(a)
2.70%	05/28/50	1,850,000	1,909,810	(a)
3.45%	03/15/29	403,000	470,136	(a)
3.60%	09/15/28	929,000	1,095,077	(a)
3.90%	03/15/39	457,000	562,832	(a)
4.13%	12/15/46	314,000	404,175	(a)
4.40%	05/15/44	186,000	243,461	(a)
Philip Morris International Inc.
1.50%	05/01/25	1,440,000	1,472,688	(a)
2.10%	05/01/30	570,000	588,177	(a)
3.38%	08/15/29	601,000	682,826	(a)
4.13%	03/04/43	234,000	275,275	(a)

		Principal Amount	Fair Value
Phillips 66
2.15%	12/15/30	$4,068,000	$3,962,557
Phillips 66 Partners LP
3.75%	03/01/28	301,000	321,489	(a)
4.68%	02/15/45	420,000	445,721	(a)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%	12/15/29	2,003,000	1,943,531	(a)
3.65%	06/01/22	1,147,000	1,171,213	(a)
PPL Capital Funding Inc.
3.10%	05/15/26	707,000	765,356	(a)
Precision Castparts Corp.
4.38%	06/15/45	473,000	564,805	(a)
Prologis LP
4.38%	02/01/29	727,000	890,190	(a)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	956,000	1,068,502	(a,b)
Public Service Company of Colorado
3.70%	06/15/28	869,000	1,010,621	(a)
Public Service Electric & Gas Co.
2.38%	05/15/23	1,299,000	1,358,169	(a)
QUALCOMM Inc.
2.90%	05/20/24	46,000	49,509	(a)
3.00%	05/20/22	308,000	322,242	(a)
3.25%	05/20/27	57,000	64,620	(a)
4.30%	05/20/47	140,000	175,437	(a)
Quest Diagnostics Inc.
2.95%	06/30/30	288,000	305,556	(a)
Ralph Lauren Corp.
1.70%	06/15/22	290,000	295,124
Raytheon Technologies Corp.
3.13%	05/04/27	1,226,000	1,363,263	(a)
4.15%	05/15/45	496,000	594,134	(a)
Raytheon Technologies Corp.
3.50%	03/15/27	633,000	712,828	(g)
3.65%	08/16/23	32,000	34,678	(a)
3.95%	08/16/25	370,000	421,604	(a)
4.13%	11/16/28	151,000	177,725	(a)
4.45%	11/16/38	391,000	477,505	(a)
4.50%	06/01/42	345,000	428,935	(a)
Realty Income Corp.
3.00%	01/15/27	234,000	247,822	(a)
3.25%	01/15/31	785,000	851,898	(a)
Reinsurance Group of America Inc.
3.15%	06/15/30	1,420,000	1,477,794
Reynolds American Inc.
4.45%	06/12/25	41,000	46,202	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	304,000	382,496	(a)
Rockwell Automation Inc.
4.20%	03/01/49	563,000	706,700	(a)
Rogers Communications Inc.
5.00%	03/15/44	215,000	276,836	(a)
Roper Technologies Inc.
2.95%	09/15/29	854,000	930,365	(a)
Ross Stores Inc.
4.70%	04/15/27	1,627,000	1,887,889	(a)
Royal Bank of Scotland Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 year CMT Rate thereafter)
3.75%	11/01/29	575,000	594,309	(a,b)
Royal Bank of Scotland Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%	06/25/24	953,000	1,034,891	(a,b)
RPM International Inc.
3.75%	03/15/27	449,000	474,422	(a)
Ryder System Inc.
2.90%	12/01/26	2,081,000	2,136,750	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	405,000	434,942	(a)
4.50%	05/15/30	465,000	515,704	(a,g)
5.00%	03/15/27	239,000	266,903	(a)
5.88%	06/30/26	1,212,000	1,424,500	(a)

State Street GE RSP Income Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Santander Holdings USA Inc.
3.70%	03/28/22	$1,778,000	$1,832,887	(a)
4.40%	07/13/27	418,000	452,585	(a)
Santander UK Group Holdings PLC
4.75%	09/15/25	1,003,000	1,088,536	(a,g)
Saudi Arabian Oil Co.
3.50%	04/16/29	1,243,000	1,344,392	(a,g)
4.38%	04/16/49	256,000	288,269	(a,g)
Schlumberger Holdings Corp.
3.90%	05/17/28	922,000	992,035	(a,g)
Selective Insurance Group Inc.
5.38%	03/01/49	341,000	383,472	(a)
Sempra Energy
3.80%	02/01/38	311,000	336,079	(a)
4.00%	02/01/48	337,000	382,198	(a)
Shell International Finance BV
2.38%	08/21/22	1,083,000	1,128,995	(a)
3.13%	11/07/49	1,588,000	1,664,367	(a)
3.75%	09/12/46	237,000	272,578	(a)
4.13%	05/11/35	331,000	401,215	(a)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	755,000	769,534	(a)
2.88%	09/23/23	573,000	607,214	(a)
3.20%	09/23/26	224,000	248,806	(a)
Simon Property Group LP
3.38%	06/15/27	564,000	597,761	(a)
Southern California Edison Co.
2.40%	02/01/22	908,000	921,874	(a)
2.90%	03/01/21	1,346,000	1,367,617	(a)
4.00%	04/01/47	1,466,000	1,678,467	(a)
4.20%	03/01/29	1,113,000	1,289,822	(a)
Southern Company Gas Capital Corp.
3.95%	10/01/46	797,000	861,637	(a)
4.40%	05/30/47	126,000	148,766	(a)
Southern Copper Corp.
5.88%	04/23/45	525,000	670,740	(a)
Southwest Airlines Co.
2.63%	02/10/30	1,213,000	1,092,731	(a)
Southwestern Electric Power Co.
2.75%	10/01/26	634,000	673,707	(a)
Spectra Energy Partners LP
3.38%	10/15/26	170,000	184,732	(a)
4.50%	03/15/45	127,000	144,206	(a)
Spirit Realty LP
4.00%	07/15/29	949,000	931,595	(a)
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter)
2.82%	01/30/26	1,510,000	1,545,002	(a,b,g)
Starbucks Corp.
4.00%	11/15/28	489,000	574,316	(a)
Steel Dynamics Inc.
3.45%	04/15/30	612,000	641,407	(a)
4.13%	09/15/25	3,470,000	3,538,047	(a)
Stryker Corp.
1.95%	06/15/30	1,629,000	1,639,540	(a)
2.90%	06/15/50	740,000	741,117	(a)
Sumitomo Mitsui Financial Group Inc.
1.47%	07/08/25	1,230,000	1,231,894	(d)
2.13%	07/08/30	2,060,000	2,065,315
2.35%	01/15/25	3,952,000	4,130,749	(a)
2.78%	07/12/22	1,465,000	1,525,666	(a)
Suncor Energy Inc.
4.00%	11/15/47	186,000	191,524	(a)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	525,000	506,793	(a)
Syngenta Finance N.V.
3.93%	04/23/21	2,625,000	2,641,039	(a,g)
4.44%	04/24/23	1,063,000	1,114,173	(a,g)
5.18%	04/24/28	663,000	707,885	(a,g)

		Principal Amount	Fair Value
Sysco Corp.
3.25%	07/15/27	$478,000	$505,705	(a)
5.95%	04/01/30	240,000	301,591	(a)
6.60%	04/01/50	200,000	276,470	(a)
T-Mobile USA Inc.
3.50%	04/15/25	1,003,000	1,093,099	(a,g)
3.75%	04/15/27	1,832,000	2,030,992	(a,g)
3.88%	04/15/30	500,000	556,525	(a,g)
4.50%	04/15/50	240,000	282,756	(a,g)
Takeda Pharmaceutical Company Ltd.
3.03%	07/09/40	825,000	834,190
3.38%	07/09/60	645,000	645,052
Takeda Pharmaceutical Company Ltd.
2.05%	03/31/30	610,000	610,665
3.18%	07/09/50	790,000	791,801	(d)
4.00%	11/26/21	2,490,000	2,597,120	(a)
Tampa Electric Co.
4.35%	05/15/44	960,000	1,132,013	(a)
Target Corp.
2.50%	04/15/26	502,000	551,010	(a)
Teck Resources Ltd.
3.90%	07/15/30	1,290,000	1,293,560	(g)
5.40%	02/01/43	490,000	486,448	(a)
Telefonica Emisiones S.A.
4.10%	03/08/27	813,000	929,332	(a)
Texas Instruments Inc.
3.88%	03/15/39	629,000	779,727	(a)
The Allstate Corp.
4.20%	12/15/46	292,000	362,547	(a)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	1,069,000	1,106,394	(a,b)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	1,038,000	1,022,347	(a,b)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	1,036,000	976,534	(a,b)
The Boeing Co.
2.70%	02/01/27	1,519,000	1,480,478	(a)
2.95%	02/01/30	493,000	482,583	(a)
3.25%	03/01/28	249,000	245,621	(a)
3.55%	03/01/38	335,000	293,356	(a)
3.75%	02/01/50	437,000	392,360	(a)
4.88%	05/01/25	1,165,000	1,270,025	(a)
5.04%	05/01/27	3,464,000	3,820,550	(a)
5.15%	05/01/30	3,261,000	3,633,667
5.81%	05/01/50	1,428,000	1,690,324
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	1,964,000	2,388,774	(a,g)
The Clorox Co.
1.80%	05/15/30	1,140,000	1,153,463	(a)
The Coca-Cola Co.
1.65%	06/01/30	817,000	832,286	(a)
2.60%	06/01/50	1,633,000	1,648,040	(a)
2.75%	06/01/60	1,633,000	1,646,848	(a)
The Dow Chemical Co.
4.25%	10/01/34	551,000	615,004	(a)
5.55%	11/30/48	447,000	582,732	(a)
The Estee Lauder Companies Inc.
2.38%	12/01/29	630,000	675,896	(a)
3.13%	12/01/49	500,000	544,860	(a)
The George Washington University
4.13%	09/15/48	905,000	1,106,969	(a)
The Goldman Sachs Group Inc.
2.60%	02/07/30	735,000	770,677	(a)
3.50%	04/01/25 - 11/16/26	2,364,000	2,595,288	(a)
3.85%	01/26/27	3,156,000	3,546,871	(a)
4.25%	10/21/25	818,000	920,446	(a)
5.15%	05/22/45	320,000	416,950	(a)
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	1,118,000	1,146,822	(a,b)

State Street GE RSP Income Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	$1,208,000	$1,252,092	(a,b)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	470,000	531,034	(a,b)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	490,000	566,450	(a,b)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	780,000	904,441	(a,b)
The Hartford Financial Services Group Inc.
2.80%	08/19/29	1,760,000	1,866,885	(a)
The Hartford Financial Services Group Inc. (2.52% fixed rate until 07/31/20; 2.13% + 3 month USD LIBOR)
2.52%	02/12/67	1,075,000	840,209	(a,b,g)
The Home Depot Inc.
2.70%	04/15/30	467,000	513,373	(a)
3.35%	04/15/50	812,000	935,197	(a)
3.50%	09/15/56	446,000	517,177	(a)
3.90%	12/06/28 - 06/15/47	923,000	1,114,148	(a)
4.50%	12/06/48	364,000	486,712	(a)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	1,454,000	1,506,606	(a)
The Kroger Co.
2.20%	05/01/30	816,000	847,897	(a)
2.95%	11/01/21	1,341,000	1,379,393	(a)
4.65%	01/15/48	310,000	386,620	(a)
The Mosaic Co.
5.63%	11/15/43	130,000	139,898	(a)
The Procter & Gamble Co.
2.45%	03/25/25	412,000	447,164	(a)
3.60%	03/25/50	345,000	433,441	(a)
The Sherwin-Williams Co.
2.75%	06/01/22	17,000	17,505	(a)
3.45%	06/01/27	7,000	7,838	(a)
4.50%	06/01/47	116,000	140,776	(a)
The Southern Co.
3.25%	07/01/26	290,000	322,274	(a)
4.40%	07/01/46	115,000	137,271	(a)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	1,101,000	1,234,749	(a,b)
The Travelers Companies Inc.
2.55%	04/27/50	730,000	720,130	(a)
The Walt Disney Co.
2.65%	01/13/31	1,195,000	1,270,309	(a)
3.38%	11/15/26	179,000	201,112	(a)
3.60%	01/13/51	1,015,000	1,126,548	(a)
4.00%	10/01/23	1,898,000	2,093,228	(a)
4.75%	11/15/46	119,000	150,554	(a)
6.65%	11/15/37	795,000	1,184,932	(a)
The Williams Companies Inc.
3.75%	06/15/27	195,000	208,560	(a)
4.85%	03/01/48	405,000	442,147	(a)
5.40%	03/04/44	135,000	149,302	(a)
Thermo Fisher Scientific Inc.
4.13%	03/25/25	42,000	47,905	(a)
4.50%	03/25/30	275,000	338,850	(a)
Time Warner Cable LLC
4.50%	09/15/42	118,000	125,881	(a)
6.55%	05/01/37	360,000	471,074	(a)
TJX Companies Inc.
4.50%	04/15/50	202,000	260,235	(a)
Total Capital International S.A.
3.46%	02/19/29	1,569,000	1,774,916	(a)
Trane Technologies Luxembourg Finance S.A.
3.55%	11/01/24	604,000	665,058	(a)
3.80%	03/21/29	1,113,000	1,257,156	(a)
TransCanada PipeLines Ltd.
4.25%	05/15/28	1,128,000	1,289,654	(a)
4.88%	01/15/26	201,000	236,483	(a)

		Principal Amount	Fair Value
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%	05/20/75	$1,592,000	$1,567,308	(a,b)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	530,000	588,210	(a)
Trinity Health Corp.
3.43%	12/01/48	325,000	339,485	(a)
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50%	08/02/22	811,000	834,454	(a,b)
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%	12/31/99	2,197,000	2,025,195	(a,b)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	261,000	314,740	(a)
Tyco Electronics Group S.A.
3.13%	08/15/27	539,000	587,607	(a)
Tyson Foods Inc.
4.00%	03/01/26	1,569,000	1,795,328	(a)
4.55%	06/02/47	149,000	178,819	(a)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	1,379,000	1,338,113	(a,b)
UBS Group AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%	08/15/23	890,000	921,969	(a,b,g)
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13%	08/13/30	1,291,000	1,391,065	(a,b,g)
UDR Inc.
3.00%	08/15/31	655,000	698,564	(a)
Union Pacific Corp.
3.50%	06/08/23	871,000	945,636	(a)
3.60%	09/15/37	171,000	190,320	(a)
4.10%	09/15/67	303,000	362,521	(a)
4.30%	03/01/49	438,000	559,142	(a)
UnitedHealth Group Inc.
2.00%	05/15/30	1,285,000	1,345,087	(a)
4.45%	12/15/48	879,000	1,159,955	(a)
4.75%	07/15/45	760,000	1,017,359	(a)
Unum Group
4.50%	03/15/25	414,000	445,108	(a)
Vale S.A.
5.63%	09/11/42	235,000	271,282	(a)
Valero Energy Corp.
2.85%	04/15/25	819,000	865,306	(a)
4.00%	04/01/29	1,080,000	1,204,394	(a)
Ventas Realty LP
3.25%	10/15/26	611,000	625,970	(a)
Verizon Communications Inc.
3.00%	03/22/27	2,848,000	3,157,150
4.33%	09/21/28	664,000	800,578	(a)
4.40%	11/01/34	1,278,000	1,584,516	(a)
4.52%	09/15/48	496,000	655,613	(a)
4.67%	03/15/55	413,000	562,262	(a)
4.86%	08/21/46	1,670,000	2,264,169	(a)
5.25%	03/16/37	401,000	544,823	(a)
ViacomCBS Inc.
2.90%	01/15/27	301,000	314,870	(a)
3.45%	10/04/26	387,000	406,385	(a)
3.70%	06/01/28	370,000	402,068	(a)
4.38%	03/15/43	459,000	473,743	(a)
5.25%	04/01/44	134,000	149,825	(a)
Virginia Electric & Power Co.
4.00%	11/15/46	813,000	969,543	(a)
Visa Inc.
2.05%	04/15/30	775,000	812,797	(a)
2.70%	04/15/40	843,000	904,590	(a)
Vistra Operations Company LLC
3.55%	07/15/24	2,041,000	2,111,129	(a,g)
Vodafone Group PLC
4.38%	05/30/28	562,000	667,903	(a)
5.25%	05/30/48	295,000	382,624	(a)

State Street GE RSP Income Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Volkswagen Group of America Finance LLC
4.00%	11/12/21	$2,118,000	$2,204,838	(a,g)
Vornado Realty LP
3.50%	01/15/25	373,000	368,636	(a)
Vulcan Materials Co.
3.90%	04/01/27	245,000	268,616	(a)
Walmart Inc.
3.63%	12/15/47	373,000	457,346	(a)
3.70%	06/26/28	777,000	918,095	(a)
3.95%	06/28/38	362,000	459,226	(a)
4.05%	06/29/48	491,000	644,364	(a)
WEC Energy Group Inc.
3.55%	06/15/25	547,000	610,146	(a)
Wells Fargo & Co.
4.15%	01/24/29	1,510,000	1,772,181	(a)
4.75%	12/07/46	1,699,000	2,177,133	(a)
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%	06/02/24	1,060,000	1,076,345	(a,b)
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%	04/30/26	1,270,000	1,313,218	(a,b)
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%	06/02/28	1,315,000	1,358,632	(a,b)
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%	04/30/41	1,700,000	1,774,358	(a,b)
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%	06/17/27	3,985,000	4,314,998	(a,b)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	782,000	811,747	(a,b)
Western Midstream Operating LP
5.38%	06/01/21	1,488,000	1,488,045	(a)
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%	02/04/30	1,625,000	1,652,511	(a,b)
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%	07/24/34	910,000	1,002,847	(a,b)
Willis North America Inc.
3.60%	05/15/24	599,000	648,441	(a)
3.88%	09/15/49	823,000	909,209
WPP Finance 2010
3.75%	09/19/24	350,000	377,223	(a)
WRKCo Inc.
3.00%	09/15/24	507,000	537,658	(a)
Xcel Energy Inc.
3.40%	06/01/30	1,015,000	1,156,806	(a)
Xilinx Inc.
2.95%	06/01/24	380,000	408,215	(a)
Xylem Inc.
1.95%	01/30/28	965,000	975,113
Zoetis Inc.
3.00%	09/12/27	237,000	261,551	(a)
3.90%	08/20/28	557,000	656,742	(a)
			868,863,783

Non-Agency Collateralized Mortgage Obligations – 4.6%
Banc of America Commercial Mortgage Trust 2016-UBS10
5.07%	07/15/49	2,522,000	2,421,083	(a,b)
BANK 2019-BNK17
4.67%	04/15/52	1,053,000	991,058	(a,b)
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
0.93%	11/15/35	2,625,174	2,597,924	(a,b,g)
Cantor Commercial Real Estate Lending 2019-CF3
3.01%	01/15/53	4,022,000	4,389,730	(a)
CD 2019-CD8 Mortgage Trust
2.91%	08/15/57	7,323,000	7,950,760	(a)
Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	12,152,000	13,371,222	(a)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	3,484,742	3,722,666	(a)

		Principal Amount	Fair Value
Citigroup Commercial Mortgage Trust 2016-P6
4.03%	12/10/49	$2,942,926	$3,183,385	(a,b)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	2,218,000	2,383,473	(a,b)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,469,827	(a,b,g)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,086,170	(a,b)
GS Mortgage Securities Trust 2012-GCJ9
2.10%	11/10/45	5,417,159	198,616	(a,b,c)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	2,912,000	3,092,890	(a)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	7,000,045	7,770,258	(a)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	2,609,000	2,899,040	(a,b)
GS Mortgage Securities Trust 2019-GC42
2.75%	09/01/52	13,110,000	14,195,877	(a)
GS Mortgage Securities Trust 2019-GSA1
3.05%	11/10/52	6,397,000	7,059,240	(a)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
0.90%	10/25/34	362,873	346,255	(a,b)
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.65%	12/15/47	4,626,616	130,936	(a,b,c)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.18%	07/15/45	1,010,000	1,059,642	(a,b)
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.80%	11/15/48	2,174,000	1,858,725	(a,b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	9,499	29	(a,c)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.02%	03/15/48	28,207,847	919,652	(a,b,c)
Morgan Stanley Capital I Trust 2006-IQ11
6.05%	10/15/42	1,228,225	1,200,863	(a,b)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	1,869,000	1,871,371	(a,b)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.35%	02/15/48	22,213,205	985,815	(a,b,c)
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%	05/15/52	1,505,000	1,235,838	(a)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	1,995,280	(a)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,622,167	(a,b)
			96,009,792

Sovereign Bonds – 1.0%
Government of Chile
2.55%	01/27/32	2,507,000	2,611,341	(a)
3.63%	10/30/42	150,000	169,832	(a)
3.86%	06/21/47	860,000	1,020,295	(a)
Government of Colombia
2.63%	03/15/23	711,000	720,591
3.88%	04/25/27	1,185,000	1,253,469	(a)
5.00%	06/15/45	1,271,000	1,433,752	(a)
Government of Indonesia
3.50%	01/11/28	578,000	615,073	(a)
4.35%	01/11/48	232,000	261,253	(a)
Government of Mexico
3.60%	01/30/25	1,402,000	1,485,643	(a)
4.00%	10/02/23	620,000	660,083	(a)
4.60%	02/10/48	972,000	1,006,195	(a)
4.75%	03/08/44	2,068,000	2,168,815	(a)
Government of Panama
3.16%	01/23/30	1,217,000	1,311,403	(a)
3.87%	07/23/60	826,000	937,419	(a)
4.50%	05/15/47	530,000	650,119	(a)
Government of Peru
5.63%	11/18/50	884,000	1,396,110	(a)
Government of Philippines
3.95%	01/20/40	835,000	970,120	(a)
Government of Qatar
3.38%	03/14/24	1,045,000	1,119,676	(a,g)
4.82%	03/14/49	275,000	361,793	(a,g)

State Street GE RSP Income Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Government of Uruguay
5.10%	06/18/50	$884,133	$1,141,946	(a)
			21,294,928

Municipal Bonds and Notes – 0.4%
American Municipal Power Inc.
6.27%	02/15/50	1,080,000	1,512,648	(a)
Port Authority of New York & New Jersey
4.46%	10/01/62	1,870,000	2,482,481	(a)
State of California
4.60%	04/01/38	1,840,000	2,150,169	(a)
State of Illinois
5.10%	06/01/33	745,000	755,765	(a)
The University of Texas System
3.35%	08/15/47	1,025,000	1,199,650	(a)
			8,100,713

FNMA (TBA) – 0.0% *
Lehman
5.50%	TBA	1,140,372	28,395	(a,i)

Total Bonds and Notes (Cost $1,818,429,516)			1,934,568,690

	Number of Shares	Fair Value
Domestic Equity – 0.1%

Preferred Stock – 0.1%
Wells Fargo & Co. 5.85, 3.09% + 3 month USD LIBOR (Cost $1,375,850)	55,034	$1,362,642	(b)

Total Investments in Securities (Cost $1,819,805,366)		1,935,931,332

Total Investments (Cost $1,819,805,366)		1,935,931,332

Other Assets and Liabilities, net – 6.5%		134,486,970

NET ASSETS – 100.0%		$2,070,418,302

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation/ Depreciation
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$54,505	1.00%/Quarterly	12/20/24	$630,550	$(806,647)	$1,437,197
Markit CDX North America High Yield Index	Intercontinental Exchange	102,814	5.00%/Quarterly	06/20/25	(748,968)	(5,750,600)	5,001,632
							$6,438,829

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Depreciation
CME Group, Inc.	$79,569	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$(3,097,820)	$—	$(3,097,820)

The Fund had the following long futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	September 2020	240	$51,967,956	$52,357,500	$389,544
2 Yr. U.S. Treasury Notes Futures	September 2020	1,089	240,408,793	240,481,829	73,036
10 Yr. U.S. Treasury Notes Futures	September 2020	417	57,794,526	58,034,672	240,146
U.S. Long Bond Futures	September 2020	68	11,913,143	12,142,250	229,107
					$931,833

State Street GE RSP Income Fund

Schedule of Investments	June 30, 2020 (Unaudited)

The Fund had the following short futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
5 Yr. U.S. Treasury Notes Futures	September 2020	112	$(14,026,525)	$(14,083,125)	$(56,600)
10 Yr. U.S. Treasury Ultra Futures	September 2020	956	(149,575,834)	(150,555,063)	(979,229)
					$(1,035,829)
					$(103,996)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)	Coupon amount represents effective yield.
(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to $168,638,139 or 8.15% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(h)	Step coupon bond.
(i)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees . Security value is determined based on level 3 inputs.
†	Percentages are based on net assets as of June 30, 2020.
**	Amount is less than $0.50.
*	Less than 0.05%.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Fund	Investments	Level 1		Level 2	Level 3	Total
GE RSP Income Fund	Investments in Securities
	U.S. Treasuries		$—	$304,577,300	$—	$304,577,300
	Agency Mortgage Backed		—	544,415,462	—	544,415,462
	Agency Collateralized Mortgage Obligations		—	31,946,338	—	31,946,338
	Asset Backed		—	59,331,979	—	59,331,979
	Corporate Notes		—	868,863,783	—	868,863,783
	Non-Agency Collateralized Mortgage Obligations		—	96,009,792	—	96,009,792
	Sovereign Bonds		—	21,294,928	—	21,294,928
	Municipal Bonds and Notes		—	8,100,713	—	8,100,713
	FNMA (TBA)		—	—	28,395	28,395
	Preferred Stock		1,362,642	—	—	1,362,642

	Total Investments in Securities		$1,362,642	$1,934,540,295	$28,395	$1,935,931,332

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$		$6,438,829	$—	$6,438,829
	Interest Rate Swap Contracts - Unrealized Depreciation			(3,097,820)	—	(3,097,820)
	Long Futures Contracts - Unrealized Appreciation		$931,833	$—	$—	$931,833
	Short Futures Contracts - Unrealized Depreciation		(1,035,829)	—	—	(1,035,829)

	Total Other Financial Instruments		$(103,996)	$3,341,009	$—	$3,237,013

State Street GE RSP Funds

Notes to Schedule of Investments	June 30, 2020 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

State Street GE RSP Funds

Notes to Schedule of Investments	June 30, 2020 (Unaudited)

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in the Fund’s Schedule of Investments.

Delayed Delivery and When-Issued Securities

During the period ended June 30, 2020, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Futures Contracts

The GE RSP Income Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2020, the GE RSP Income Fund entered into futures contracts in order to manage exposure to interest rates.

Credit Default Swaps

During the period ended June 30, 2020, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit

State Street GE RSP Funds

Notes to Schedule of Investments	June 30, 2020 (Unaudited)

event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended June 30, 2020, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

Options on Futures Contracts

The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended June 30, 2020, the Fund purchased and wrote options in order to hedge against changes in market conditions and to manage interest rate risk.